Share-Based Payments (Details) - Schedule of Share Options Outstanding - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Share options	12,879,720	19,873,877	45,309,478
Weighted average remaining contractual life of options outstanding at end of period (in Dollars per share)	$ 1.35	$ 1.54	$ 1.58
2012-06-29 [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Nov. 30, 2021
Exercise price (in Dollars per share)			$ 1.944
Share options			14,493
2012-06-29 One [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Jan. 17, 2022
Exercise price (in Dollars per share)			$ 1.876
Share options			29,668
2017-06-13 (warrants) [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Jun. 13, 2022
Exercise price (in Dollars per share)			$ 0.25
Share options			24,493,200
2018-03-15 [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Mar. 15, 2023
Exercise price (in Dollars per share)			$ 0.468
Share options		7,897,647	7,897,647
2017-06-09 (warrants) [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Jun. 08, 2022
Exercise price (in Dollars per share)			$ 0.3125
Share options			198,240
2018-03-15 One [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Mar. 15, 2023
Exercise price (in Dollars per share)			$ 0.585
Share options		526,510	526,510
2019-05-23 (warrants) [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			May 23, 2024
Exercise price (in Dollars per share)			$ 0.125
Share options	173,600	173,600	173,600
2019-07-16 (warrants) [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Jul. 16, 2024
Exercise price (in Dollars per share)			$ 0.125
Share options	116,120	116,120	116,120
2018-07-13 [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Jul. 01, 2021
Exercise price (in Dollars per share)			$ 0.5
Share options			1,200,000
2019-11-06 [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Feb. 10, 2024
Exercise price (in Dollars per share)			$ 0.5
Share options
2020-10-29 [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Apr. 14, 2024
Exercise price (in Dollars per share)			$ 0.12
Share options	8,100,000	8,100,000	8,100,000
2020-07-24 (warrants) [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Jul. 21, 2025
Exercise price (in Dollars per share)			$ 0.5859
Share options	2,560,000	2,560,000	2,560,000
2021-10-26 [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Oct. 26, 2025
Exercise price (in Dollars per share)			$ 0.25
Share options	500,000	500,000
2022-06-27 [Member]
Share-Based Payments (Details) - Schedule of Share Options Outstanding [Line Items]
Expiry date			Jun. 27, 2026
Exercise price (in Dollars per share)			$ 0.12
Share options	1,430,000